Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Beutel Goodman Core Plus Bond Fund

AMG Beutel Goodman International Equity Fund

AMG GW&K Small/Mid Cap Growth Fund

AMG Montrusco Bolton Large Cap Growth Fund

(Statement of Additional Information dated March 1, 2023)

AMG River Road Dividend All Cap Value Fund

AMG River Road Focused Absolute Value Fund

AMG River Road International Value Equity Fund

AMG River Road Mid Cap Value Fund

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

(Statement of Additional Information dated March 1, 2023, as supplemented October 20, 2023 and December 8, 2023)

Supplement dated December 13, 2023 to the

Statements of Additional Information dated and supplemented as noted above

The following information supplements and supersedes any information to the contrary relating to AMG Beutel Goodman Core Plus Bond Fund, AMG Beutel Goodman International Equity Fund, AMG GW&K Small/Mid Cap Growth Fund, AMG Montrusco Bolton Large Cap Growth Fund, AMG River Road Dividend All Cap Value Fund (the “Dividend All Cap Value Fund”), AMG River Road Focused Absolute Value Fund (the “Focused Absolute Value Fund”), AMG River Road International Value Equity Fund (the “International Value Equity Fund”), AMG River Road Mid Cap Value Fund (the “Mid Cap Value Fund”), AMG River Road Small-Mid Cap Value Fund (the “Small-Mid Cap Value Fund”), and AMG River Road Small Cap Value Fund (the “Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Statements of Additional Information (collectively, the “SAIs”), dated and supplemented as noted above.

At a meeting of shareholders of the Funds held on October 10, 2023, as adjourned to October 31, 2023, shareholders voted to (1) re-elect five of the Trust’s current Trustees and elect two new nominees to the Board of Trustees of the Trust and (2) approve the amendment of the Focused Absolute Value Fund’s fundamental restriction with respect to borrowing and each of the Dividend All Cap Value Fund’s, the Small-Mid Cap Value Fund’s, and the Small Cap Value Fund’s fundamental investment restrictions with respect to borrowing and issuing senior securities and with respect to lending. Accordingly, effective immediately, each SAI is revised as follows:

The table in the “Trustees and Officers – Independent Trustees” section is amended to add the following:

NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Jill R. Cuniff YOB: 1964	Trustee since 2023	Retired (2016 to Present); President & Portfolio Manager, Edge Asset Management (2009-2016); President & Chief Investment Officer, Morley Financial Services (2001-2009); President, Union Bond & Trust Company (2001-2009)	41	Director of Harding, Loevner Funds, Inc. (12 portfolios) (2018-Present).	Significant experience as a board member of mutual funds; significant business experience as president of executive teams; experience with institutional and retail distribution; experience as a co-portfolio manager.

Peter W. MacEwen YOB: 1964	Trustee since 2023	Private investor (2019-Present); Affiliated Managers Group, Inc. (2003-2018): Chief Administrative Officer, Office of the CEO (2013-2018); Senior Vice President, Finance (2007-2013); Vice President, Finance (2003-2007)	41	None	Significant experience in the financial services industry, including as a senior executive of an S&P 500 asset management firm where responsibilities included: corporate finance and capital raising; strategy development and execution; internal audit and risk management; and oversight of global operations.

The following is added to the end of the “Trustees and Officers – Trustee Share Ownership” section:

As of December 31, 2022, Ms. Cuniff and Mr. MacEwen did not own shares of the Funds or the other series of the Trust, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III. During the past five years, Mr. MacEwen did hold 2,536 shares of AMG, the Investment Manager’s parent company, which he sold on August 11, 2023. As of August 12, 2023, Mr. MacEwen no longer holds any shares of AMG.

The following is added to the end of the “Trustees and Officers – Trustees’ Compensation” section:

From July 25, 2023 through October 10, 2023, Ms. Cuniff and Mr. MacEwen served as consultants to the Board on an as needed basis. As compensation for their services, Ms. Cuniff and Mr. MacEwen each received $31,250, paid by the Funds and the other series of the Trust, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III.

In addition, effective immediately, the SAI of the Dividend All Cap Value Fund, the Focused Absolute Value Fund, the International Value Equity Fund, the Mid Cap Value Fund, the Small-Mid Cap Value Fund, and the Small Cap Value Fund is revised as follows:

The section entitled “Additional Investment Policies – Investment Techniques and Associated Risks – Borrowing” is deleted in its entirety and replaced with the following:

(3) Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other eligible funds in the AMG Fund Complex (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other eligible funds in the AMG Fund Complex, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the NAV of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

The first paragraph of the section entitled “Additional Investment Policies – Investment Techniques and Associated Risks – Interfund Lending” is deleted in its entirety and replaced with the following:

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

The section entitled “Additional Investment Policies – Fundamental Investment Restrictions – Fundamental Investment Restrictions of AMG River Road Small Cap Value Fund” is deleted in its entirety and replaced with the following:

The Fund may:

(1) Borrow money and issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(2) Lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

The Fund may not (except as noted):

(1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

(5) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

(6) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objectives and policies.

(7) Make investments in securities for the purpose of exercising control.

(8) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

(9) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(10) Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

With respect to limitation (6) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

The section entitled “Additional Investment Policies – Fundamental Investment Restrictions – Fundamental Investment Restrictions of AMG River Road Dividend All Cap Value Fund and AMG River Road Small-Mid Cap Value Fund” is deleted in its entirety and replaced with the following:

Each Fund may:

(1) Borrow money and issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(2) Lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

Each Fund may not (except as noted):

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

(5) Make investments in securities for the purpose of exercising control.

(6) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

(7) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(8) Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

(9) Except for AMG River Road Dividend All Cap Value Fund: As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer.

With respect to limitation (4) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

The section entitled “Additional Investment Policies – Fundamental Investment Restrictions – Fundamental Investment Restrictions of AMG River Road Focused Absolute Value Fund” is deleted in its entirety and replaced with the following:

The Fund may:

(1) Borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

The Fund may not (except as noted):

(1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

(5) Make loans, except as permitted by the 1940 Act, rules and regulations thereunder and any applicable exemptive relief.

(6) Purchase physical commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE